EQUITY TRANSACTIONS (Narrative) (Details) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2013	Nov. 30, 2012	Sep. 30, 2014	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Jan. 17, 2014	Dec. 31, 2011
Preferred Stock, Shares Authorized			50,000,000		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized			1,000,000,000,000		500,000,000	500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			378,553,149		378,033,149	374,329,445
Common Stock, Shares, Outstanding			378,553,149		378,033,149	374,329,445			374,329,445
Shares issued for services (Shares)							724,000,000
Common stock issued for cash (shares)	3,703,704						146,248,000
Equity Issuance, Per Share Amount	$ 0.27
Proceeds from Issuance of Private Placement	$ 1,000,000
Stock Issued During Period, Value, Issued for Cash			0	(40,400)		(246,000)	(40,400)
Stock split ratio		1 for 181
Shares issued for services					1,000,000	25,000
Cancellation of Shares [Member]
Shares Cancelled for Capital						723,579,160
World Moto Assets Acquired [Member]
Stock split ratio		1 for 181
Stock Issued During Period, Shares, Acquisition of Assets		1,240,871
Stock Issued During Period, Value, Acquisition of Assets		0
Fair Value of Assets Acquired		0
Stock Issued During Period, Shares, Stock Splits		224,597,666
Extinguishment of Debt, Amount		75,000
Stock Issued During Period, Shares, Settlement of Debt		576,923
Related Party Payable [Member]
Stock Issued During Period, Shares, Settlement of Debt		401,415
Stock Issued During Period, Amount of Debt Settlement		52,183
Private Placement [Member]
Common stock issued for cash (shares)		1,892,308
Stock Issued During Period, Value, Issued for Cash		(246,000)
Services and a Payable [Member]
Shares issued for services (Shares)		192,308
Shares issued for services		25,000